Related Party Balances and Transactions - Sale of raw material, property and equipment (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Wistron Info Comm (Kunshan) Co., Ltd.
Related Party Transaction [Line Items]
Sale of raw material, property and equipment	¥ 725